Description of Business and Summary of Significant Accounting Policies - Summary of Allowance for Accounts Receivable Estimated to be Uncollectible for Continuing Operations (Detail) (Allowance for Doubtful Accounts [Member], USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Feb. 01, 2014	Feb. 02, 2013	Jan. 28, 2012
Allowance for Doubtful Accounts [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance, beginning of year	$ 279	$ 450	$ 244
Provisions for bad debt expense	249	314	319
Bad debts written off	(175)	(485)	(113)
Balance, end of year	$ 353	$ 279	$ 450